Sales Financing Receivables And Other Loan Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 D	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Face amount of each contract both in current assets and loan receivables from affiliated companies	¥ 4,530	¥ 6,289
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail finance receivables placed on nonaccrual status, period, days	90
Nonaccrual retail finance receivables	¥ 617	¥ 802